Offerings	Apr. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 2,500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 345,250
Offering Note
(1)
Calculated pursuant to Rule 457(o) of the Securities Act of 1933, as amended. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the securities registered pursuant to this Registration Statement will include unsold securities previously registered for sale pursuant to the registrant’s registration statement on Form N-2 (File No. 333-279912), filed on June 3, 2024 (the “Prior Registration Statement”). The Prior Registration Statement registered shares of the registrant’s common shares with a maximum aggregate offering price of $5 billion.  As of April 30, 2026, approximately $3.4 billion in shares remain unsold on the Prior Registration Statement. The registrant will identify in a pre-effective amendment to this Registration Statement the amount of shares to be carried forward to this Registration Statement from the Prior Registration Statement and any new shares to be registered. For purposes of calculating the registration fees due in connection with the filing of this Registration Statement, the registrant has assumed that $3.4 billion of unsold shares of common stock originally registered for sale pursuant to the Prior Registration Statement will be carried forward to this Registration Statement. Pursuant to Rule 415(a)(6) the registration fees in the amount of $452,430 previously paid with respect to such unsold securities will continue to apply to such unsold securities. Thus, $345,250 in filing fees are due in connection with this Registration Statement. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 3,400,000,000
Carry Forward Form Type	N-2
Carry Forward File Number	333-279912
Carry Forward Initial Effective Date	Jun. 03, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 452,430
Offering Note
(1)
Calculated pursuant to Rule 457(o) of the Securities Act of 1933, as amended. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the securities registered pursuant to this Registration Statement will include unsold securities previously registered for sale pursuant to the registrant’s registration statement on Form N-2 (File No. 333-279912), filed on June 3, 2024 (the “Prior Registration Statement”). The Prior Registration Statement registered shares of the registrant’s common shares with a maximum aggregate offering price of $5 billion.  As of April 30, 2026, approximately $3.4 billion in shares remain unsold on the Prior Registration Statement. The registrant will identify in a pre-effective amendment to this Registration Statement the amount of shares to be carried forward to this Registration Statement from the Prior Registration Statement and any new shares to be registered. For purposes of calculating the registration fees due in connection with the filing of this Registration Statement, the registrant has assumed that $3.4 billion of unsold shares of common stock originally registered for sale pursuant to the Prior Registration Statement will be carried forward to this Registration Statement. Pursuant to Rule 415(a)(6) the registration fees in the amount of $452,430 previously paid with respect to such unsold securities will continue to apply to such unsold securities. Thus, $345,250 in filing fees are due in connection with this Registration Statement. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.